TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Current income tax expenses	137,939	396,512	466,074
Deferred income tax benefit	(13,146)	(21,431)	(52,112)
Income tax expenses	124,793	375,081	413,962

Schedule of reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	1,450,623	3,185,291	3,358,607
Tax expenses at Hong Kong profit tax rate of 16.5%	239,353	524,907	554,005
Changes in valuation allowance	14,348	101,653	(46,798)
Tax effect of permanence differences	9,029	22,047	41,181
Effect of income tax jurisdictions other than Hong Kong	(4,386)	(32,182)	50,807
Super deduction of research and development expenses	(29,081)	(62,966)	(86,419)
Final settlement differences	—	(602)	(3,614)
Income not subject to tax (1)	(104,470)	(177,776)	(95,200)
Income tax expenses	124,793	375,081	413,962
(1)

This amount mainly represents tax exemption relating to the offshore income of Futu Securities. The brokerage commission income derived from executing the clients’ orders of US listed securities was treated as offshore-sourced and non-taxable on the basis that these transactions were executed outside Hong Kong.

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2021	2022

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	158,826	129,248
Accrued expenses and others	50,408	79,098
Less: valuation allowance	(169,422)	(122,624)
Total deferred tax assets	39,812	85,722
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,495)	(1,158)
Net deferred tax assets	38,317	84,564

Total deferred tax liabilities	2,131	8,572
Set-off of deferred tax assets pursuant to set-off provisions	(1,495)	(1,158)
Net deferred tax liabilities	636	7,414

Schedule of movement of valuation allowance

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Balance at beginning of the year	53,421	67,769	169,422
Additions	30,935	108,347	97,727
Reversals	(16,587)	(6,694)	(144,525)
Balance at end of the year	67,769	169,422	122,624